ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2016	2017
	US$	US$

Accounts receivable	128,038	98,011
Allowance for doubtful accounts	(34,366)	(31,127)

Accounts receivable, net	93,672	66,884

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	21,397	31,064	34,366
Additional provision charged to expenses	18,649	30,025	31,695
Write-offs	(7,209)	(24,250)	(38,351)
Foreign currency translation adjustments	(1,773)	(2,473)	3,417

Balance at end of year	31,064	34,366	31,127